Property, plant, equipment and mineral deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 801,031	$ 748,266
Additions	138,868	120,119
Disposals	(2,123)	(3,999)
Reclassification	0	662
Provision adjustments	(3,115)	7,749
Capitalized interest	732	2,826
Depreciation, depletion, & amortization (DD&A)	(83,660)	(75,201)
Impairment reserve		609
Property, plant and equipment at end of period	851,733	801,031
Capital project accruals	$ 15,128	$ 11,683
Capitalization rate	6.09%	5.51%
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 2,002,475
Property, plant and equipment at end of period	2,087,863	$ 2,002,475
Accumulated DD&A
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,198,070)
Property, plant and equipment at end of period	(1,232,756)	(1,198,070)
Impairment reserve
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(3,374)
Property, plant and equipment at end of period	(3,374)	(3,374)
Quarries
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	114,537	113,948
Additions	10,685	7,917
Disposals	0	0
Reclassification	2,323	47
Provision adjustments	(1,659)	4,778
Capitalized interest	0	0
Depreciation, depletion, & amortization (DD&A)	(11,301)	(11,148)
Impairment reserve		(1,005)
Property, plant and equipment at end of period	114,585	114,537
Quarries | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	254,832
Property, plant and equipment at end of period	266,275	254,832
Quarries | Accumulated DD&A
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(139,290)
Property, plant and equipment at end of period	(150,685)	(139,290)
Quarries | Impairment reserve
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,005)
Property, plant and equipment at end of period	(1,005)	(1,005)
Land & Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	157,668	151,346
Additions	0	0
Disposals	(163)	0
Reclassification	9,040	7,070
Provision adjustments	(17)	(32)
Capitalized interest	0	0
Depreciation, depletion, & amortization (DD&A)	(2,913)	(2,166)
Impairment reserve		1,450
Property, plant and equipment at end of period	163,615	157,668
Land & Land Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	216,944
Property, plant and equipment at end of period	225,351	216,944
Land & Land Improvements | Accumulated DD&A
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(57,276)
Property, plant and equipment at end of period	(59,736)	(57,276)
Land & Land Improvements | Impairment reserve
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,000)
Property, plant and equipment at end of period	(2,000)	(2,000)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	59,849	35,740
Additions	0	0
Disposals	(46)	(255)
Reclassification	35,490	27,775
Provision adjustments	(1)	118
Capitalized interest	0	0
Depreciation, depletion, & amortization (DD&A)	(5,725)	(3,529)
Impairment reserve		0
Property, plant and equipment at end of period	89,567	59,849
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	150,219
Property, plant and equipment at end of period	185,795	150,219
Buildings | Accumulated DD&A
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(90,370)
Property, plant and equipment at end of period	(96,228)	(90,370)
Buildings | Impairment reserve
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Machinery & equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	288,025	283,321
Additions	0	681
Disposals	(911)	(3,405)
Reclassification	61,829	43,342
Provision adjustments	(1,438)	2,885
Capitalized interest	0	0
Depreciation, depletion, & amortization (DD&A)	(38,619)	(38,430)
Impairment reserve		(369)
Property, plant and equipment at end of period	308,886	288,025
Machinery & equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	957,365
Property, plant and equipment at end of period	994,491	957,365
Machinery & equipment | Accumulated DD&A
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(668,971)
Property, plant and equipment at end of period	(685,236)	(668,971)
Machinery & equipment | Impairment reserve
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(369)
Property, plant and equipment at end of period	(369)	(369)
Motor vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	91,030	87,928
Additions	0	0
Disposals	(1,003)	(339)
Reclassification	58,784	22,557
Provision adjustments	0	0
Capitalized interest	0	0
Depreciation, depletion, & amortization (DD&A)	(24,026)	(19,116)
Impairment reserve		0
Property, plant and equipment at end of period	124,785	91,030
Motor vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	313,197
Property, plant and equipment at end of period	344,003	313,197
Motor vehicles | Accumulated DD&A
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(222,167)
Property, plant and equipment at end of period	(219,218)	(222,167)
Motor vehicles | Impairment reserve
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Furniture & fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4,289	921
Additions	0	0
Disposals	0	0
Reclassification	4,362	4,180
Provision adjustments	0	0
Capitalized interest	0	0
Depreciation, depletion, & amortization (DD&A)	(1,076)	(812)
Impairment reserve		0
Property, plant and equipment at end of period	7,575	4,289
Furniture & fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	19,248
Property, plant and equipment at end of period	22,733	19,248
Furniture & fixtures | Accumulated DD&A
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(14,959)
Property, plant and equipment at end of period	(15,158)	(14,959)
Furniture & fixtures | Impairment reserve
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	85,633	75,062
Additions	128,183	111,521
Disposals	0	0
Reclassification	(171,828)	(104,309)
Provision adjustments	0	0
Capitalized interest	732	2,826
Depreciation, depletion, & amortization (DD&A)	0	0
Impairment reserve		533
Property, plant and equipment at end of period	42,720	85,633
Assets under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	90,670
Property, plant and equipment at end of period	49,215	90,670
Assets under construction | Accumulated DD&A
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(5,037)
Property, plant and equipment at end of period	(6,495)	(5,037)
Assets under construction | Impairment reserve
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	$ 0	$ 0